UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21964

City National Rochdale High Yield Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
 (Name and address of agent for service)

800-245-9888
Registrant's telephone number, including area code:

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record.

No securities required voting during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) City National Rochdale High Yield Alternative Strategies Fund TEI LLC

By (Signature and Title)*   /s/ Garrett R. D’Alessandro
                                                     Garrett R. D’Alessandro
     President

Date    July 17, 2014